--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                         Emerging Markets Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 2000
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Schedule of Investments.............................................    7-12
    Statement of Assets and Liabilities.................................      13
    Statement of Operations.............................................      14
    Statements of Changes in Net Assets.................................      15
    Financial Highlights................................................      16
    Notes to Financial Statements.......................................   17-18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company (Cost $12,075)++ at Value........  $   13,615
Receivable for Investment Securities Sold...................         131
Prepaid Expenses and Other Assets...........................          53
                                                              ----------
    Total Assets............................................      13,799
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................         131
Accrued Expenses and Other Liabilities......................           8
                                                              ----------
    Total Liabilities.......................................         139
                                                              ----------

NET ASSETS..................................................  $   13,660
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   1,383,903
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     9.87
                                                              ==========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   14,330
Accumulated Net Investment Loss.............................         (17)
Accumulated Net Realized Loss...............................      (2,187)
Accumulated Net Realized Foreign Exchange Loss..............          (6)
Unrealized Appreciation of Investment Securities............       1,540
                                                              ----------
    Total Net Assets........................................  $   13,660
                                                              ==========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $12,103.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Net Investment Income Received From The DFA
    Investment Trust Company......................  $   115
                                                    -------

EXPENSES
  Administrative Services.........................       27
  Accounting & Transfer Agent Fees................        5
  Filing Fees.....................................        6
  Shareholders' Reports...........................        3
  Other...........................................        3
                                                    -------
      Total Expenses..............................       44
      Less: Fees Waived...........................      (27)
                                                    -------
      Net Expenses................................       17
                                                    -------
  NET INVESTMENT INCOME...........................       98
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold..........................................      524
  Net Realized Loss on Foreign Currency
    Transactions..................................       (6)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................     (635)
                                                    -------

  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................     (117)
                                                    -------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $   (19)
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS      YEAR
                                                                 ENDED       ENDED
                                                                MAY 31,     NOV. 30,
                                                                 2000         1999
                                                              -----------   --------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................    $    98     $    98
  Net Realized Gain (Loss) on Investment Securities Sold....        524      (1,540)
  Net Realized Loss on Foreign Currency Transactions........         (6)         (6)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................       (635)      5,703
                                                                -------     -------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................        (19)      4,255
                                                                -------     -------
Distributions From:
  Net Investment Income.....................................       (111)        (76)
  Net Realized Gains........................................         --          --
                                                                -------     -------
    Total Distributions.....................................       (111)        (76)
                                                                -------     -------
Capital Share Transactions (1):
  Shares Issued.............................................      4,883       6,536
  Shares Issued in Lieu of Cash Distributions...............        111          76
  Shares Redeemed...........................................     (4,727)     (3,738)
                                                                -------     -------
    Net Increase from Capital Share Transactions............        267       2,874
Capital Contribution From Sponsor...........................         47          86
                                                                -------     -------
    Total Increase..........................................        184       7,139
NET ASSETS
  Beginning of Period.......................................     13,476       6,337
                                                                -------     -------
  End of Period.............................................    $13,660     $13,476
                                                                =======     =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................        459       1,084
   Shares Issued in Lieu of Cash Distributions..............         10          12
   Shares Redeemed..........................................       (422)       (723)
                                                                -------     -------
                                                                     47         373
                                                                =======     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               SIX MONTHS         YEAR          YEAR        AUG. 15
                                                                 ENDED           ENDED         ENDED           TO
                                                                MAY 31,         NOV. 30,      NOV. 30,      NOV. 30,
                                                                  2000            1999          1998          1997
                                                              ------------      --------      --------      --------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................    $ 10.08         $  6.57        $ 7.50        $10.00
                                                                -------         -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................       0.10            0.09          0.07         (0.01)
  Net Gains (Loss) on Securities (Realized and
    Unrealized).............................................      (0.23)           3.50         (0.94)        (2.49)
                                                                -------         -------        ------        ------
    Total from Investment Operations........................      (0.13)           3.59         (0.87)        (2.50)
                                                                -------         -------        ------        ------
LESS DISTRIBUTIONS
  Net Investment Income.....................................      (0.08)          (0.08)        (0.06)           --
  Net Realized Gains........................................         --              --            --            --
                                                                -------         -------        ------        ------
    Total Distributions.....................................      (0.08)          (0.08)        (0.06)           --
                                                                -------         -------        ------        ------
Net Asset Value, End of Period..............................    $  9.87         $ 10.08        $ 6.57        $ 7.50
                                                                =======         =======        ======        ======
Total Return................................................      (1.34)%#        55.31%         9.76%       (25.00)%#

Net Assets, End of Period (thousands).......................    $13,660         $13,476        $6,337        $8,858
  Ratio of Expenses to Average Net Assets (1)(a)............       0.69%*          0.76%         1.21%         1.35%
  Ratio of Expenses to Average Net Assets (Excluding Waivers
    and Assumption of Expenses) (1)(a)......................       1.09%*          1.16%         1.61%         1.75%*
  Ratio of Net Investment Income to Average Net Assets
    (a).....................................................       1.43%*          0.94%         1.00%        (0.20)%*
  Ratio of Net Investment Income to Average Net Assets
    (Excluding Waivers and Assumption of Expenses) (a)......       1.03%*          0.54%         0.60%        (0.60)%
  Portfolio Turnover Rate...................................        N/A             N/A           N/A           N/A
  Portfolio Turnover Rate of Master Fund Series.............         13%*            16%           10%            1%(b)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the
      Portfolio relating to the plan's investment.
 (b)  Items calculated for the year ended November 30, 1997.
 N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gains distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For six months ended May 31, 2000, the Advisor waived fees in the amount of $27,000.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the

Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 2,893
Gross Unrealized Depreciation...............................   (1,381)
                                                              -------
  Net.......................................................  $ 1,512
                                                              =======

    At May 31, 2000, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $2,577,000; of which $1,045,000 and $1,532,000 expire on Nov. 30, 2006 and 2007, respectively.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
TURKEY -- (12.6%)
COMMON STOCKS -- (12.6%)
 Akbank................................................  194,495,001   $  2,996,744
 Akcansa Cimento Sanayi ve Ticaret A.S.................   29,601,300        504,101
 Aksigorta A.S.........................................   42,705,000        917,724
 Alarko Holding........................................   16,351,888        981,267
 Arcelik A.S...........................................   25,206,732      1,635,287
 Aygaz.................................................   17,315,840        870,608
 *Cukurova Elektrik A.S................................      389,000        318,609
 *Dogan Sirketler Grubu Holdings A.S...................   51,738,680      1,195,770
 EGE Biracilik ve Malt Sanayi A.S......................    9,187,224        722,676
 Enka Holding..........................................    3,842,819        825,816
 *Erciyas Biracilik....................................   11,332,640        588,164
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........   34,503,000      1,594,848
 *Guney Biracilik......................................    3,516,240        165,384
 *Hurriyet Gazette.....................................   25,601,550        467,129
 Koc Holding A.S.......................................   49,867,992      4,205,743
 Migros Turk A.S.......................................    2,202,675      1,339,674
 Netas Northern Electric Telekomunikasyon A.S..........    8,759,000      1,193,305
 *Otosan Otomobil A.S..................................   21,546,000      1,205,600
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................    1,068,000        186,208
 Tat Konserve..........................................            5              0
 *Tofas Turk Otomobil Fabrikasi A.S....................   72,073,889      1,204,017
 Trakya Cam Sanayii A.S................................   49,411,149        649,124
 *Turk Sise Cam........................................   42,665,421        532,825
 *Turkiye Garanti Bankasi A.S..........................  187,202,870      2,398,596
 Turkiye Is Bankasi A.S. Series C......................  441,903,000     12,184,099
 *Vestel Elektronik Sanayi Ticaret A.S.................    3,112,000        971,601
 *Yapi ve Kredi Bankasi A.S............................  390,209,892      4,809,826
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,401,131)...................................                  44,664,745
                                                                       ------------
ISRAEL -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Africa-Israel Investments, Ltd.......................        2,840        298,495
 *Africa-Israel Investments, Ltd.......................          155        156,973
 Agis Industries (1983), Ltd...........................       21,736        177,715
 American Israeli Paper Mills, Ltd.....................        3,291        207,223
 Bank Hapoalim B.M.....................................    1,196,240      3,436,796
 Bank Leumi Le-Israel..................................    1,373,369      2,992,147
 Bezek, Ltd............................................      701,438      3,946,493
 Blue Square Chain Stores Properties Investment........       29,303        404,802
 CLAL Electronics Industries, Ltd......................        3,579        766,044
 CLAL Industries, Ltd..................................      135,350      1,454,986
 CLAL Insurance, Ltd...................................       38,684        602,930
 Clal Israel, Ltd......................................       29,607      1,196,534
 Delek Israel Fuel Corp., Ltd. Series C................        4,584        323,758
 *Elbit Medical Imaging................................       17,319        165,485
 Elbit Systems, Ltd....................................       17,319        236,348
 *Elbit, Ltd...........................................       17,320        173,249
 Elite Industries, Ltd.................................        5,700        292,177
 Elron Electronic Industries, Ltd......................       19,701        646,677
 First International Bank of Israel....................       48,660        341,345
 First International Bank of Israel, Ltd...............      347,200        500,415
 IDB Bankholding Corp., Ltd............................       36,578      1,334,639
                                                            SHARES           VALUE+
                                                            ------           ------

 IDB Development Corp., Ltd. Series A..................       43,928   $  1,851,008
 Industrial Building Corp., Ltd........................      277,150        395,472
 Israel Chemicals, Ltd.................................    1,165,326      1,473,111
 Israel Corp. Series A.................................        5,500        937,555
 Koor Industries, Ltd..................................       16,466      1,612,768
 *M.A.Industries, Ltd..................................      162,937        351,478
 Matav Cable Israel....................................       19,027        370,352
 Migdal Insurance Holdings.............................      279,107        318,077
 Osem Investment, Ltd..................................       77,343        503,668
 Property and Building Corp., Ltd......................        3,973        330,067
 Super-Sol, Ltd. Series B..............................      210,226        737,358
 Tambour...............................................       26,898         47,784
 Teva Pharmaceutical Industries, Ltd...................      120,820      6,051,385
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,313)...................................                  34,635,314
                                                                       ------------
MALAYSIA -- (9.5%)
COMMON STOCKS -- (9.5%)
 AMMB Holdings Berhad..................................          181            748
 Amsteel Corp. Berhad..................................      264,000         53,495
 *Aokam Perdana Berhad.................................          333            499
 *Avenue Assets Berhad.................................       27,000         15,845
 Bandar Raya Developments Berhad.......................       23,000         13,376
 Batu Kawan Berhad.....................................      151,000        167,689
 Berjaya Group Berhad..................................       94,000         17,068
 Berjaya Land Berhad...................................       91,000         34,005
 Berjaya Sports Toto Berhad............................       79,000        181,908
 British American Tobacco Berhad.......................      148,000      1,285,263
 Carlsberg Brewery Malaysia Berhad.....................       79,000        270,263
 Commerce Asset Holding Berhad.........................      230,000        659,737
 Country Heights Holdings Berhad.......................       40,000         47,368
 DCB Sakura Merchant New Shares........................        4,100          3,345
 Genting Berhad........................................      259,000        967,842
 Golden Hope Plantations Berhad........................      521,000        545,679
 Guiness Anchor Berhad.................................      105,000        109,974
 Highlands and Lowlands Berhad.........................      314,000        262,768
 Hong Leong Bank Berhad................................      213,125        370,164
 Hong Leong Credit Berhad..............................      232,300        415,695
 IOI Corp. Berhad......................................      439,000        341,958
 Jaya Tiasa Holdings Berhad............................       96,000        159,158
 Kuala Lumpur Kepong Berhad............................      293,500        397,770
 *Land - General Berhad................................       35,000         12,434
 *Leisure Management Berhad............................       35,000         68,618
 Lion Land Berhad......................................        1,000            225
 *MBF Holdings Berhad..................................      141,000          7,607
 Magnum Corp. Berhad...................................      779,500        551,804
 Malakoff Berhad.......................................      103,000        269,697
 Malayan Banking Berhad................................      846,000      3,606,632
 *Malayan United Industries Berhad.....................       70,000         15,750
 Malaysian Airlines System.............................      298,000        279,179
 Malaysian International Shipping Corp. (Foreign)......       85,666        144,280
 Malaysian Oxygen Berhad...............................       22,000         68,316
 Malaysian Pacific Industries..........................       28,000        315,000
 *Multi-Purpose Holdings Berhad........................       86,000         37,568
 Nestle (Malaysia) Berhad..............................      121,000        605,000
 Oriental Holdings Berhad..............................      167,880        377,730
 Oyl Industries Berhad.................................       47,000        155,842
 Perlis Plantations Berhad.............................      190,500        240,632

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Perusahaan Otomobil Nasional Berhad...................      282,000   $    397,026
 Petronas Dagangan Berhad..............................      147,000        167,116
 Petronas Gas Berhad...................................      943,000      1,488,947
 Public Bank Berhad (Foreign)..........................    1,107,799      1,559,664
 RHB Capital Berhad....................................      867,000      1,131,663
 RJ Reynolds Berhad....................................      135,000        182,961
 Ramatex Berhad........................................      222,000        210,316
 *Rashid Hussain Berhad................................       50,000         52,632
 *Renong Berhad........................................      460,000        285,684
 Resorts World Berhad..................................      567,000      1,775,605
 Sarawak Enterprise Corp. Berhad.......................      412,000        263,463
 Shell Refining Co. Federation of Malaysia Berhad......      156,000        185,558
 *Silverstone Berhad...................................        9,240              0
 Sime Darby Berhad (Malaysia)..........................    1,208,800      1,565,078
 *Southern Bank Berhad.................................       48,440         42,831
 Southern Bank Berhad (Foreign)........................      143,437        114,750
 Technology Resources (Industries) Berhad..............      264,000        316,800
 Telekom Malaysia Berhad...............................    1,305,000      4,773,553
 Tenaga Nasional Berhad................................    1,146,000      4,191,947
 *Time Engineering Berhad..............................      276,000        265,832
 Tractors Malaysia Holdings Berhad.....................       22,000         13,895
 *United Engineering (Malaysia) Berhad.................      165,198        439,079
 YTL Corp. Berhad......................................      749,100      1,192,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  33,694,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09
   (Cost $395).........................................        4,000          1,884
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  33,696,861
                                                                       ------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Daewoo Securities Co., Ltd...........................       56,445        232,376
 *Good Morning Securities Co...........................       52,660        157,584
 *Hyundai Engineering & Construction Co., Ltd..........      119,254        362,671
 Hyundai Motor Co., Ltd................................       95,919      1,027,552
 Hyundai Securities Co., Ltd...........................       49,011        364,925
 Kookmin Bank..........................................      205,128      2,197,475
 Korea Electric Power Corp.............................      118,650      3,182,908
 Korea Mobile Telecommunications Corp..................        1,670        569,234
 LG Chemical, Ltd......................................       68,329      1,330,888
 LG Electronics, Inc...................................       75,132      2,082,011
 LG Information & Communications, Ltd..................       21,211      1,235,665
 *LG Insurance Co., Ltd................................        3,410          8,906
 Pohang Iron & Steel Co., Ltd..........................        2,580        194,157
 *S-Oil Corp...........................................       32,080        532,536
 *S1 Corporation.......................................       20,238        270,557
 SK Corp., Ltd.........................................       78,203      1,253,186
 Samsung Display Devices, Ltd..........................       32,478      1,236,435
 *Samsung Electro-Mechanics Co., Ltd...................       51,654      3,246,953
 Samsung Electronics Co., Ltd..........................       37,688     10,277,027
 Samsung Fire and Marine Insurance, Ltd................       32,751        745,198
 Shinhan Bank Co., Ltd.................................      158,242      1,183,838
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $15,129,968)...................................                  31,692,082
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

BRAZIL -- (8.8%)
PREFERRED STOCKS -- (6.4%)
 Aracruz Celulose SA Series B..........................      311,999   $    521,274
 Banco Bradesco SA.....................................  197,621,010      1,332,615
 Banco do Brasil SA....................................  126,670,000        548,863
 Banco do Estado de Sao Paulo SA.......................    2,500,000         73,965
 Banco Itau SA.........................................   35,500,000      2,673,896
 *Brasileira de Distribuicao Pao de Acucar.............    8,330,000        250,970
 Brasiliero de Petroleo Ipiranga.......................   12,300,000        128,018
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................      180,000         53,245
 Cervejaria Brahma.....................................    2,490,767      1,794,206
 Cimento Portland Itau.................................      860,000        103,642
 Copene-Petroquimica do Nordeste SA Series A...........      624,000        205,099
 Coteminas Cia Tecidos Norte de Minas..................      910,000         60,811
 Duratex SA............................................    2,900,000         72,281
 Electropaulo Electrecidade Metropolitana..............    8,395,000        471,366
 *Embratel Participacoes SA............................   38,582,922        805,044
 Ericsson Telecomunicacoes SA..........................   15,480,000        195,035
 IKPC SA (Industrias Klabin de Papel e Celulose).......      176,875        150,180
 *Inepar Energia SA....................................        9,561              3
 *Inepar SA Industria e Construcoes....................   19,760,001         38,535
 *Inepar-Fem Equipamentos e Montagem SA................       11,856            552
 Investimentos Itau SA.................................    1,345,118      1,097,893
 Lojas Americanas SA...................................    2,166,794          4,724
 Lojas Renner SA.......................................      800,000          9,181
 *Mahle Cofap Aneis SA.................................        5,100         11,664
 *Paranapanema SA......................................    2,120,000          3,856
 Sadia Oeste SA Inclusttia e Comercio Soes.............      100,000         49,301
 Sao Carlos Empreendimentos e Participacoes SA.........    2,166,794          4,392
 Serrana SA............................................        2,450          1,275
 Siderurgica Belgo-Mineira.............................      970,000         83,417
 Siderurgica de Tubarao Sid Tubarao....................   15,120,000        194,806
 *Siderurgica Paulista Pfd.............................       65,000         10,682
 Suzano de Papel e Celulose............................       54,000        113,885
 Tele Celular Sul Participacoes SA.....................      137,922            461
 Tele Centro Oeste Celular Participacoes SA............      137,922            466
 Tele Centro-Sul Participacoes.........................   45,137,922        546,446
 Tele Leste Celular Participacoes SA...................      176,996            143
 Tele Norte Celular Participacoes SA...................      137,922            127
 Tele Norte Leste Participacoes SA.....................   96,740,604      1,897,165
 *Telemig Celular Participacoes SA.....................      137,922            402
 Telenordeste Celular Participacoes SA.................      137,922            365
 Telesp Celular Participacoes..........................  176,941,089      2,709,093
 Telesp Participacoes SA...............................   61,927,922      1,560,478
 Telesudeste Celular Participacoes SA..................   82,837,922        708,800
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....       52,039        228,051
 Unibanco-Uniao de Bancos Brasileiros SA...............   12,963,000        639,089
 Usinas Siderurgicas de Minas Gerais...................          325          1,362
 *Vale do Rio Doce Series B............................       81,160              0

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vale do Rio Doce Series A.............................      121,160   $  3,006,567
 Votorantim Celulose e Papel SA........................    9,467,325        300,794
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $18,144,996)...................................                  22,664,485
                                                                       ------------
COMMON STOCKS -- (2.4%)
 *Acos Especiais Itabira-Acesita Aces..................   25,963,524         13,654
 Ambev Cia de Bebidas das Americas.....................      252,000        126,999
 Ceval Alimentos SA....................................   11,610,114         19,398
 Embraco SA............................................      130,000         58,038
 Embraer Empresa Brasileira de Aeronautica.............      157,000        713,824
 *Embratel Participacoes...............................   57,550,000        942,605
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................      480,000          1,236
 Gerdau SA.............................................   36,040,000        409,456
 Inversiones Luz SA....................................    3,140,000        125,564
 Lojas Americanas SA...................................   14,042,476         29,231
 *Mannesmann SA........................................      149,000          9,794
 Petroquimica do Sul Copesul...........................    8,276,000        358,147
 *Santista Alimentos SA................................       43,777          6,715
 Sao Carlos Empreendimentos e Participacoes SA.........   14,042,476         30,692
 *Seara Alimentos SA...................................   11,610,114          4,833
 Serrana SA............................................        2,054          1,046
 Siderurgica Nacional Sid Nacional.....................   26,651,000        875,948
 Souza Cruz Industria e Comercio.......................      101,000        556,033
 Tele Celular Sul Participacoes........................   57,550,000        147,853
 Tele Centro Oeste Celular Participacoes...............   57,550,000        174,965
 *Tele Centro Sul Participacoes SA.....................   57,550,000        517,645
 Tele Leste Celular Participacoes......................   73,854,224         60,685
 Tele Norte Celular Participacoes......................   57,550,000         47,603
 Tele Norte Leste Participacoes........................   57,550,710        904,786
 Tele Sudeste Celular Participacoes....................   57,550,000        245,897
 *Telemig Celular Participacoes........................   57,550,000        138,711
 Telenordeste Celular Participacoes....................   57,550,000        131,776
 Telesp Celular Participacoes SA.......................   57,553,818        937,939
 Telesp Participacoes SA...............................   57,550,000        870,097
 Unibanco Unias de Bancos Brasileiros SA...............    1,500,000         36,154
 VSMA (Cia Vidraria Santa Marina)......................       54,000         65,373
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,054,628)....................................                   8,562,697
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Serrana SA Preferred Rights 06/17/00.................        1,866              0
 *Serrana SA Rights 06/17/00...........................        1,564              0
 *Siderurgica Belgo-Mineira Rights 06/23/00............            7              0
 *Tele Norte Leste Participacoes SA Preferred Rights
   06/06/00............................................      122,307            348
 *Tele Norte Leste Participacoes SA Rights 06/06/00....       73,181            180
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         528
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $24,199,624)...................................                  31,227,710
                                                                       ------------
THAILAND -- (7.2%)
COMMON STOCKS -- (7.2%)
 *Advance Agro Public Co., Ltd. (Foreign)..............    1,030,130        420,407
                                                            SHARES           VALUE+
                                                            ------           ------

 *Advanced Info Service Public Co., Ltd. (Foreign).....      593,100   $  6,807,667
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        1,000          2,449
 BEC World Public Co., Ltd. (Foreign)..................      132,700        812,344
 *Bangkok Expressway Public Co., Ltd. (Foreign)........    2,333,000        577,224
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................            1              0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............       14,600          1,713
 *Bank of Asia Public Co., Ltd. (Foreign)..............       21,450          7,933
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........    1,576,500        289,524
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................      349,156      2,368,967
 *Five Stars Property Public Co., Ltd. (Foreign).......        8,360            704
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................       11,270          5,390
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................        2,000            296
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       12,800          6,693
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    9,972,670      3,116,057
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        2,925            336
 Mutual Fund Public Co., Ltd. (Foreign)................          500            498
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................      630,150         99,654
 *Sammakorn Public Co., Ltd. (Foreign).................        7,500          1,779
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................        6,500          1,094
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................      581,000      2,904,625
 *Siam Cement Public Co., Ltd. (Foreign)...............       27,000        498,609
 *Siam City Cement Public Co., Ltd. (Foreign)..........      354,813        995,520
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......      958,166        604,887
 Siam Makro Public Co., Ltd. (Foreign).................      727,100        806,754
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        2,900            777
 *Srithai Superware Public Co., Ltd. (Foreign).........       16,400          3,974
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........    4,574,500      4,550,573
 *Thai Danu Bank Public Co., Ltd. (Foreign)............      201,800         41,178
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................       11,100          1,996
 *Thai Military Bank Public Co., Ltd. (Foreign)........    1,935,500        315,959
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................    2,768,960        374,326
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,945,406)...................................                  25,619,907
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008...........................................    1,444,578   $          0
 *Thai Danu Bank Public Co., Ltd. (Foreign) Rights
   06/12/00............................................      201,800              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $32,945,406)...................................                  25,619,907
                                                                       ------------
GREECE -- (7.2%)
COMMON STOCKS -- (7.2%)
 Alpha Credit Bank.....................................       33,603      1,413,884
 *Alpha Finance S.A....................................       12,820        706,870
 Altec Information & Communication Systems S.A.........       80,805      1,273,456
 *Aspis Pronia General Insurance S.A...................       18,180        206,187
 Athens Medical Center S.A.............................       73,335      1,079,020
 *Attica Enterprises S.A. Holdings.....................      111,701      1,362,169
 Bank of Attica S.A....................................       51,135        668,624
 Bank of Macedonia and Thrace S.A......................       60,750      1,132,990
 Bank of Piraeus S.A...................................       60,280      1,148,285
 Delta Informatics S.A.................................       46,800        686,663
 *Ergo Bank S.A........................................       11,490        234,374
 Ethniki General Insurance Co..........................       43,944      1,397,783
 General Hellenic Bank.................................       33,012        856,947
 Halkor S.A............................................      119,280        689,537
 Hellenic Bottling Co., S.A............................       62,590        988,979
 *Hellenic Sugar Industry S.A..........................       11,760        198,444
 Hellenic Technodomiki S.A.............................       26,590        640,467
 *Heracles General Cement Co...........................       39,060        956,420
 *Inform P. Lykos S.A..................................       13,790        484,759
 Intracom S.A..........................................       54,906      2,266,400
 Intrasoft S.A.........................................       53,739      1,304,014
 Maillis (M.J.) S.A....................................       73,880      1,022,976
 Mytilineos Holdings S.A...............................      125,240      1,322,144
 National Investment Bank for Industrial Development...       26,800        700,487
 Silver & Baryte Ores Mining Co. S.A...................       15,260        475,103
 *Tiletipos S.A........................................       23,910        393,596
 Titan Cement Co.......................................       29,690      1,215,322
 Xiosbank S.A..........................................       30,480        573,068
                                                                       ------------
TOTAL -- GREECE
  (Cost $23,563,234)...................................                  25,398,968
                                                                       ------------
MEXICO -- (7.0%)
COMMON STOCKS -- (7.0%)
 *Altos Hornos de Mexico S.A...........................       97,000         28,108
 Apasco S.A. de C.V....................................       69,000        391,900
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................      768,000      1,740,767
 Cementos de Mexico S.A. de C.V. Series B..............      241,722      1,024,598
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................      175,000        152,774
 Desc S.A. de C.V. Series B............................      295,000        176,860
 Desc S.A. de C.V. Series C............................        6,905          4,038
 El Puerto de Liverpool S.A. Series C1.................      339,500        642,754
 *Empresas ICA Sociedad Controladora S.A. de C.V.......      207,900         62,977
 *Empresas la Moderna S.A. de C.V. Series A............      120,000        638,652
 *Fomento Economico Mexicano Series B & D..............      270,000      1,022,347
                                                            SHARES           VALUE+
                                                            ------           ------

 *Gruma S.A. de C.V. Series B..........................       90,406   $    105,739
 *Grupo Carso S.A. de C.V. Series A-1..................      203,000        619,193
 *Grupo Celanese S.A. Series B2........................      140,000              0
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................       13,187         37,449
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   O...................................................      377,000      1,231,219
 *Grupo Financiero Bancomer S.A. de C.V. Series L......        7,792          3,852
 *Grupo Financiero Bancomer S.A. de C.V. Series O......    1,246,380        639,739
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       30,000              0
 *Grupo Financiero Inbursa Series O....................      239,699        787,859
 *Grupo Financiero Serfin S.A. de C.V. Series B........      249,102         12,838
 *Grupo Gigante S.A. de C.V. Series A..................      113,799        173,557
 Grupo Industrial Alfa S.A. Series A...................      150,290        410,204
 Grupo Industrial Bimbo S.A. de C.V. Series A..........      392,000        552,488
 Grupo Industrial Maseca S.A. de C.V. Series B.........      229,000        108,388
 *Grupo Mexico S.A. de C.V. Series B...................      172,000        586,146
 Grupo Modelo S.A. de C.V. Series C....................      312,000        689,138
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................      700,000      1,965,810
 *Hylsamex S.A. de C.V. Series B.......................       60,000        110,565
 Industrias Penoles S.A. de C.V........................      103,000        228,045
 Kimberly Clark de Mexico S.A. de C.V. Series A........      225,000        698,131
 *Organizacion Soriana S.A. de C.V. Series B...........      150,000        506,441
 *Seguros Comercial America S.A. de C.V. Series B......       63,000        236,560
 Telefonos de Mexico S.A. Series A.....................      100,000        244,543
 Telefonos de Mexico S.A. Series L.....................    3,042,000      7,423,000
 Tubos de Acero de Mexico S.A..........................       17,000        225,295
 Vitro S.A.............................................      121,600        142,735
 *Walmart de Mexico S.A. de C.V. Series C..............      417,000        807,901
 *Walmart de Mexico S.A. de C.V. Series V..............      137,180        282,511
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,639,601)...................................                  24,715,121
                                                                       ------------
CHILE -- (6.8%)
COMMON STOCKS -- (6.8%)
 BBV Banco BHIF ADR....................................       30,000        448,125
 Banco de Santiago SA ADR..............................       84,800      1,526,400
 *Banco Edwards SA ADR.................................       55,248        780,378
 *Banco Santander Chile Sponsored ADR..................      102,500      1,524,687
 Chilgener SA ADR......................................       92,600      1,279,037
 Cia Telecom de Chile ADR..............................      207,000      4,081,781
 Compania Cervecerias Uni ADR..........................       66,400      1,477,400
 Cristalerias de Chile SA ADR..........................       14,500        248,312
 Distribucion y Servicio D&S SA ADR....................      100,500      1,852,969
 Embotelladora Andina SA Andina ADR....................       81,300      1,001,006
 Embotelladora Andina SA Andina Series B ADR...........       57,700        605,850
 *Empresa Nacional de Elec ADR.........................      273,818      3,234,475
 *Empresas Telex - Chile SA ADR........................        7,880         27,580
 *Enersis SA ADR.......................................      139,503      3,003,674

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Laboratorio Chile SA Labchile ADR.....................       30,000   $    584,063
 Lan Chile SA ADR......................................       86,400        685,800
 *Madeco SA ADR........................................       44,500        349,047
 Masisa SA ADR.........................................       16,500        210,375
 Santa Isabel SA ADR...................................       15,500        133,688
 Sociedad Quimica y Minera Chile ADR...................       29,502        668,405
 Vina Concha y Toro SA Conchatoro ADR..................       14,600        534,725
                                                                       ------------
TOTAL -- CHILE
  (Cost $24,799,606)...................................                  24,257,777
                                                                       ------------
ARGENTINA -- (6.2%)
COMMON STOCKS -- (6.2%)
 *Acindar Industria Argentina de Aceros SA Series B....      449,000        388,412
 *Alpargatas SA Industrial y Comercial.................        1,078          8,697
 *Alto Palermo SA Series A.............................        5,000         34,002
 *Astra Cia Argentina de Petroleos SA..................      719,690      1,878,522
 Banco de Galicia y Buenos Aires SA Series A...........      576,044      2,148,794
 *Banco del Sud Sociedad Anonima Series B..............       29,000         42,053
 Banco Frances del Rio de la Plata SA..................      258,209      1,665,565
 Banco Rio de la Plata SA..............................      191,500      1,260,158
 *Buenos Aires Embotelladora SA Series B...............          100            492
 *Capex SA Series A....................................       41,102        228,132
 *Celulosa Argentina SA Series B.......................       37,500          5,513
 Central Costanera SA Series B.........................       59,100        111,116
 *Central Puerto SA Series B...........................       16,000         24,482
 *Garovaglio y Zorraquin SA............................       28,000         22,682
 Gas Natural SA, Buenos Aires..........................       25,000         46,253
 IRSA Inversiones y Representaciones SA................      237,574        584,473
 *Indupa SA Industrial y Comercial.....................      335,366        223,034
 *Juan Minetti SA......................................      209,983        272,997
 *Ledesma SA...........................................      135,378         75,817
 Metrogas SA Series B..................................      403,115        346,703
 *Molinos Rio de la Plata SA Series B..................      311,287        532,338
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................       25,542         72,800
 PC Holdings SA Series B, Buenos Aires.................    1,964,901      3,104,761
 *Renault Argentina SA.................................      176,559        113,006
 Siderar SAIC Series A.................................      219,876        565,121
 Siderca SA Series A...................................      714,907      1,329,820
 *Sociedad Comercial del Plata.........................      187,740         32,857
 Telecom Argentina Stet-France SA Series B.............      472,000      2,331,843
 Telefonica de Argentina SA Series B...................    1,058,000      3,491,644
 Transportadora de Gas del Sur SA Series B.............      636,000        985,869
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $23,611,268)...................................                  21,927,956
                                                                       ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.8%)
 Aboitiz Equity Ventures, Inc..........................    7,014,400        296,035
 Ayala Corp............................................   11,578,000      1,845,964
 Ayala Land, Inc.......................................   18,687,576      2,146,989
 *Bank of the Philippine Island........................    1,472,341      2,813,498
 *Belle Corp...........................................    4,916,000        133,706
 Equitable PCI Bank, Inc...............................      875,000      1,087,338
                                                            SHARES           VALUE+
                                                            ------           ------

 *Filinvest Development Corp...........................    4,664,500   $    153,114
 *Filinvest Land, Inc..................................    9,822,000        331,622
 *International Container Terminal Services, Inc.......    1,525,837         45,078
 La Tondena Distillers, Inc............................      693,200        487,596
 *Metro Pacific Corp...................................   17,813,860        246,428
 Metropolitan Bank & Trust Co..........................      595,389      2,903,654
 *Petron Corp..........................................   19,893,000        643,665
 Philippine Long Distance Telephone Co.................      174,940      3,137,843
 *Philippine National Bank.............................      259,975        411,449
 SM Prime Holdings, Inc................................   22,614,000      2,757,156
 *Security Bank Corp...................................      320,842        173,021
 *Southeast Asia Cement Holdings, Inc..................       30,190            269
 *Union Bank of the Philippines........................      812,300        495,188
 Universal Robina Corp.................................    2,871,000        343,308
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,232,927)...................................                  20,452,921
                                                                       ------------
INDONESIA -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Bank Lippo Tbk.......................................      557,000          8,105
 PT Asahimas Flat Glass Co., Ltd.......................       75,000          7,203
 *PT Astra Agro Lestari Tbk............................      856,000        154,459
 *PT Astra International Tbk...........................    1,949,000        567,229
 *PT Bakrie & Brothers Tbk.............................    1,259,000         14,657
 *PT Bank International Indonesia......................    2,227,191         25,928
 *PT Barito Pacific Timber.............................      910,000         29,133
 *PT Bimantara Citra...................................      589,000         68,568
 *PT Charoen Pokphand Tbk..............................       95,000         29,307
 *PT Ciputra Development Tbk...........................      262,000         11,438
 *PT Citra Marga Nusaphala Persada.....................      960,000         50,291
 *PT Dankos Laboratories...............................      105,000          9,168
 *PT Duta Pertiwi......................................      200,000         13,970
 *PT Gajah Tunggal Tbk.................................    2,977,000        155,954
 *PT Gt Kabel Indonesia Tbk............................      212,000          3,085
 *PT GT Petrochem Industries Tbk.......................       70,000          2,037
 *PT Hanjaya Mandala Sampoerna Tbk.....................      871,500      1,116,006
 *PT Hero Supermarket Tbk..............................       78,000         11,804
 *PT Indah Kiat Pulp & Paper Corp......................    4,143,601        675,325
 *PT Indocement Tunggal Prakarsa.......................    2,150,000        825,960
 *PT Indofood Sukses Makmur............................    1,564,280        783,050
 *PT Indorama Synthetics Tbk...........................      365,580         34,047
 PT Indosat Tbk........................................      972,500      1,058,541
 *PT Jakarta International Hotel and Development Tbk...      362,500         22,155
 *PT Jaya Real Property................................      305,000         19,528
 *PT Kalbe Farma Tbk...................................      750,000         50,204
 *PT Kawasan Industry Jababeka Tbk.....................      407,333         16,597
 *PT Lippo Land Development Tbk........................      174,000          6,077
 *PT Makindo Tbk.......................................      886,000        314,586
 *PT Matahari Putra Prima Tbk..........................    2,543,000        199,828
 *PT Mayorah Indah.....................................      288,720         14,285
 *PT Medco Energi International Tbk....................      385,000        190,483
 *PT Modern Photo Tbk..................................      154,000         25,099
 *PT Mulia Industrindo.................................      850,680         32,185
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................      765,821        109,212
 *PT Pakuwon Jati Tbk..................................      312,000          6,356
 *PT Panasia Indosyntec Tbk............................      103,600          5,879
 PT Perusahaan Rokok Tjap Gudang Garam.................    1,593,500      2,077,671
 *PT Polysindo Eka Perkasa Tbk.........................      481,000         13,999
 *PT Ramayana Lestari Sentosa Tbk......................      544,500        283,660
 *PT Sari Husada Tbk...................................       13,440          7,041
 *PT Semen Cibinong Tbk................................      231,000          7,395

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 PT Semen Gresik.......................................      557,002   $    479,838
 *PT Summarecon Agung..................................       87,838          2,301
 PT Telekomunikasi Indonesia (Persero) Tbk.............    6,223,820      2,046,831
 PT Tempo Scan Pacific.................................       19,500          8,740
 PT Tigaraksa Satria Tbk...............................       25,200          8,948
 PT Timah Tbk..........................................      327,000         91,362
 *PT Unggul Indah Corp. Tbk............................      128,700         28,092
 *PT Unilever Indonesia Tbk............................       14,000        143,830
 *PT United Tractors...................................       15,000          9,910
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $33,040,560)...................................                  11,877,357
                                                                       ------------
PORTUGAL -- (1.7%)
COMMON STOCKS -- (1.7%)
 Banco Comercial Portugues SA..........................      332,485      1,624,991
 Banco Espirito Santo e Comercial de Lisboa............       23,900        557,448
 *Companhia de Seguros Mundial Confianca SA............       16,920        909,959
 Companhia de Seguros Tranquilidade SA.................        8,560        258,242
 Investimentos Participacoes e Gestao SA Inapa.........       29,267        169,368
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        9,865        154,707
 Modelo Continente SGPS SA.............................       55,800        740,012
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................       16,640        101,388
 *Sociedad Construcoes Soares da Costa SA..............       17,514         48,890
 Sociedade de Investimento e Gestao SGPS SA............       10,120        170,813
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................       13,587         81,904
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................       24,059      1,046,451
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,333,058)....................................                   5,864,173
                                                                       ------------
POLAND -- (0.7%)
COMMON STOCKS -- (0.3%)
 *Agora SA.............................................        8,851        229,321
 *Bank Handlowy W. Warszawie SA........................       13,983        212,287
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............        2,641         33,432
 *Bank Przemyslowo-Handlowy SA.........................          359         17,134
 *Bank Slaski SA.......................................        1,702         91,289
 *Big Bank Gdanski SA..................................       31,418         64,264
 *Elektrim SA..........................................       15,491        202,791
                                                            SHARES           VALUE+
                                                            ------           ------
 *Polish Telecom TPSA..................................       31,432   $    220,738
 *Powszechny Bank Kredytowy SA.........................        4,192         85,745
 *Prokom Software SA...................................        2,540        111,991
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,266,928)....................................                   1,268,992
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Poland Zloty
   (Cost $1,273,247)...................................                   1,270,302
                                                                       ------------
TOTAL -- POLAND
  (Cost $2,540,175)....................................                   2,539,294
                                                                       ------------
HUNGARY -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Borsodchem RT........................................        5,306        174,552
 *Budapesti Elektromos Muvek RT........................          185         10,419
 *Delmagyarorszagi Aramszolgaltato Demasz RT...........        1,925        111,166
 *Egis RT..............................................        4,048        173,697
 *Gedeon Richter, Ltd..................................        4,014        233,884
 *Hungarian Telecommunications Co......................       32,447        223,344
 *Magyar Olay-Es Gazipari RT...........................       12,616        219,695
 *OTP Bank, Ltd........................................        5,014        268,844
 *Tiszai Vegyi Kombinat RT.............................       12,601        186,541
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $1,614,267)....................................                   1,602,142
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,456).......................................                       1,410
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (4.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 6.00%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $14,280,044) to be
   repurchased at $14,002,333.
   (Cost $14,000,000)..................................  $    14,000     14,000,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $322,609,164)++................................                $354,173,738
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $323,332,402.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKET SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $354,174
Cash........................................................       799
Receivables:
  Dividends and Interest....................................       816
  Investment Securities Sold................................       190
  Fund Shares Sold..........................................       718
                                                              --------
    Total Assets............................................   356,697
                                                              --------

LIABILITIES:
Payable for Investment Securities Purchased.................     6,675
Payable for Fund Shares Redeemed............................       131
Accrued Expenses and Other Liabilities......................       203
                                                              --------
    Total Liabilities.......................................     7,009
                                                              --------

NET ASSETS..................................................  $349,688
                                                              ========

Investments at Cost.........................................  $322,609
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $507).........................................  $  3,722
  Interest........................................       272
                                                    --------
      Total Investment Income.....................     3,994
                                                    --------
EXPENSES
  Investment Advisory Services....................       189
  Accounting & Transfer Agent Fees................       208
  Custodian's Fee.................................       403
  Legal Fees......................................         2
  Audit Fees......................................         2
  Shareholders' Reports...........................         4
  Trustees' Fees and Expenses.....................         1
  Other...........................................         8
                                                    --------
      Total Expenses..............................       817
                                                    --------
  NET INVESTMENT INCOME...........................     3,177
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold..........................................    12,806
  Net Realized Loss on Foreign Currency
    Transactions..................................      (117)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....   (22,618)
    Translation of Foreign Currency and
     Denominated Amounts..........................        14
                                                    --------

  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................    (9,915)
                                                    --------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ (6,738)
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS      YEAR
                                                                 ENDED        ENDED
                                                                MAY 31,     NOV. 30,
                                                                 2000         1999
                                                              -----------   ---------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................   $  3,177     $  3,816
  Net Realized Gain (Loss) on Investment Securities Sold....     12,806       (3,653)
  Net Realized Loss on Foreign Currency Transactions........       (117)        (223)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............    (22,618)     121,183
    Translation of Foreign Currency Denominated Amounts.....         14            2
                                                               --------     --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................     (6,738)     121,125
                                                               --------     --------
Transactions in Interest:
  Contributions.............................................     32,642       33,845
  Withdrawals...............................................    (20,391)     (42,427)
                                                               --------     --------
    Net Increase (Decrease) From Transactions in Interest...     12,251       (8,582)
                                                               --------     --------
    Total Increase..........................................      5,513      112,543
NET ASSETS
  Beginning of Period.......................................    344,175      231,632
                                                               --------     --------
  End of Period.............................................   $349,688     $344,175
                                                               ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                          SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                             ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                            MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             2000          1999         1998         1997         1996         1995
                                          -----------    ---------    ---------    ---------    ---------    ---------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....         N/A+         N/A+         N/A+         N/A+         N/A+         N/A+
                                           ---------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................          --           --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --           --           --           --           --           --
                                           ---------     --------     --------     --------     --------     --------
    Total from Investment Operations....          --           --           --           --           --           --
                                           ---------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.................          --           --           --           --           --           --
  Net Realized Gains....................          --           --           --           --           --           --
                                           ---------     --------     --------     --------     --------     --------
    Total Distributions.................          --           --           --           --           --           --
                                           ---------     --------     --------     --------     --------     --------
Net Asset Value, End of Period..........         N/A+         N/A+         N/A+         N/A+         N/A+         N/A+
                                           =========     ========     ========     ========     ========     ========
Total Return............................         N/A+         N/A+         N/A+         N/A+         N/A+         N/A+
Net Assets, End of Period (thousands)...   $ 349,688     $344,175     $231,632     $220,941     $162,075     $ 49,351
Ratio of Expenses to Average Net
  Assets................................        0.43%*       0.46%        0.53%        0.54%        0.66%        0.87%
Ratio of Net Investment Income to
  Average Net Assets....................        1.68%*       1.34%        1.66%        1.63%        1.63%        1.70%
Portfolio Turnover Rate.................          13%*         16%          10%           1%           0%           8%

--------------------------------------------------------------------------------
   *  Annualized
   +  Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................   $9,256
Sales.......................................................      514

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $105,581
Gross Unrealized Depreciation...............................   (74,740)
                                                              --------
  Net.......................................................  $ 30,841
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2000.